Income Taxes - Schedule of Net Operating Loss Carryforwards (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Net Operating Loss [Line Items]
Total	$ 3,908,636	$ 3,933,722
Tax Year 2025 [Member]
Schedule of Net Operating Loss [Line Items]
Total
Tax Year 2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	141,738	142,260
Tax Year 2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	498,343	500,178
Tax Year 2028 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,592,302	1,602,758
Tax Year 2029 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 1,676,253	$ 1,688,526